Group Information	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Group Information
26.	GROUP INFORMATION

A.	Related parties
Details of transactions and balances with related parties are as follows:

	Year ended December 31, 2022
(In Thousand Euros)	Shareholders	Joint Venture	Key management	Total
Income
Revenue	67	—	—	67
Interest	—	47	—	47
Impairment of financial assets	—	(1,945)	—	—
Statement of financial position

Loans granted to Joint Venture (see N ote 13)	—	1,411	—	1,411
Receivables from Joint Venture (see N ote 13)	—	534	—	534
Impairment of financial assets	—	(1,945)	—	(1,945)

	Year ended December 31, 2021
(In Thousand Euros)	Shareholders	Joint Venture	Key management	Total
Expenses
Interest on shareholder and other loans (see N ote 23)	3	61	—	64
Statement of financial position

Non-current loans granted to Joint Venture (see N ote 13)	—	566	—	566
Current loans granted to Joint Venture (see N ote 13)	—	685	—	685
Receivables from Joint Venture (see N ote 13)	—	535	—	535
Borrowings (see note 13)	(21)	—	—	(21)

	Year ended December 31, 2020
(In Thousand Euros)	Shareholders	Joint Venture	Key management	Total
Expenses
Interest on shareholder and other loans (see N ote 23)	8	—	—	8
Other financial interest	—	—	10	10
Professional services	—	—	64	64
Only revenues to shareholders holding a minimal interest in the Group of
50
% has been disclosed as a related party transaction in accordance with IAS 24 definitions.
In connection with the December 2022 private placement of Class A Shares, Enric Asunción Escorsa purchased 921,053 Class A Shares, Orilla Asset Management, S.L. purchased 3,759,399 Class A Shares, AM Gestió, S.L. purchased 751,880 Class A Shares and each of Infisol 3000, S.L., Inversiones Finanncieras Perseo S.L. and Anangu Grup, S.L. purchase 375,940 Class A Shares, in each case, at price of $5.32 per share, the same terms as other investors.

B.	Remuneration of Directors and Key Management
The remuneration expenses recorded for the members of the Board of Directors in 2022, 2021 and 2020 are as follows:

	Year ended December 31,
(thousand Euros)	2022	2021	2020
Short-term benefits	774	770	189
Cost of non-executive directors	303	71	—
Share-based payment plan expenses	6,146	—	—

Total	7,223	841	189

Details of the remuneration expenses recorded for the Company’s senior management (excluding the executive members of the Board of Directors) are as follows:

	Year ended December 31,
(thousand Euros)	2022	2021	2020
Short-term benefits	1,908	2,151	681
Termination benefits	206	—	—
Share-based payment plan expenses	13,842	1,756	1,339

Total	15,956	3,907	2,020

Remuneration expenses incurred for executive functions relates to those individuals who perform senior management functions for the Company, including the directors.
No expenses for post-employment benefits were incurred during 2022, 2021 and 2020.
At December 31, 2022 and 2021 the group had no pension or life insurance obligations with members of senior management.
At December 31, 2022 and 2021 no advances or loans had been granted to members of senior management, nor had the Company extended any guarantees on their behalf.
During 2022, public liability insurance premiums of Euros 1,580 thousand (Euros 432 thousand in 2021) had been incurred to be covered for damages or losses that may be incurred by directors in the performance of their duties. These insurance premiums do however not form part of the remuneration of the Directors and has therefore not be included in the table above.